Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	¥ (153,486)
Ending balance	(112,456)	$ (17,378)	¥ (153,486)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(106,922)	(16,522)	(106,922)
Provision made to consolidated statement of profit or loss	(36,255)	(5,602)	(30,721)
Utilization	30,721	4,746	30,721
Ending balance	¥ (112,456)	$ (17,378)	¥ (106,922)